Regulatory and Agency Capital Requirements (Details) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 2,316,079	$ 1,963,971	$ 2,316,079
Supplementary leverage ratio (SLR)	0.0689	0.0805	0.0689
Tier 1 leverage ratio	0.0834	0.0832	0.0834
Required minimum leverage
Supplementary leverage ratio	0.0500	0.0500	0.0500
Tier 1 leverage ratio	0.0400	0.0400	0.0400
Increase in capital due to the impact of the CECL transition provision			$ 241
Post-tax increase in capital recognized under initial adoption of CECL	$ 991		991
Increase in ACL under CECL			4,900
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	140,643	$ 138,297	140,643
Tier 1	159,671	158,196	159,671
Total	196,308	196,660	196,308
Assets:
Risk-weighted assets	1,239,026	1,193,744	$ 1,239,026
Adjusted average assets	$ 1,915,585	$ 1,900,258
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1135	0.1159	0.1135
Tier 1 capital	0.1289	0.1325	0.1289
Total capital	0.1584	0.1647	0.1584
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0960	0.0900	0.0960
Tier 1 capital	0.1110	0.1050	0.1110
Total capital	0.1310	0.1250	0.1310
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 140,643	$ 138,297	$ 140,643
Tier 1	159,671	158,196	159,671
Total	186,580	186,934	186,580
Assets:
Risk-weighted assets	1,116,068	1,158,355	$ 1,116,068
Adjusted average assets	$ 1,915,585	$ 1,900,258
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1260	0.1194	0.1260
Tier 1 capital	0.1431	0.1366	0.1431
Total capital	0.1672	0.1614	0.1672
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0900	0.0900	0.0900
Tier 1 capital	0.1050	0.1050	0.1050
Total capital	0.1250	0.1250	0.1250
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,133,798	$ 2,041,952	$ 2,133,798
Supplementary leverage ratio (SLR)	0.0700	0.0735	0.0700
Tier 1 leverage ratio	0.0849	0.0865	0.0849
Required minimum leverage
Supplementary leverage ratio	0.0600	0.0600	0.0600
Tier 1 leverage ratio	0.0400	0.0400	0.0400
Increase in capital due to the impact of the CECL transition provision			$ 463
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 149,318	$ 150,168	149,318
Tier 1	149,318	150,168	149,318
Total	173,044	173,719	173,044
Assets:
Risk-weighted assets	1,137,839	1,085,599	$ 1,137,839
Adjusted average assets	$ 1,758,479	$ 1,735,406
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1312	0.1383	0.1312
Tier 1 capital	0.1312	0.1383	0.1312
Total capital	0.1521	0.1600	0.1521
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700	0.0700
Tier 1 capital	0.0850	0.0850	0.0850
Total capital	0.1050	0.1050	0.1050
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 149,318	$ 150,168	$ 149,318
Tier 1	149,318	150,168	149,318
Total	163,213	164,412	163,213
Assets:
Risk-weighted assets	965,511	1,012,751	$ 965,511
Adjusted average assets	$ 1,758,479	$ 1,735,406
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1547	0.1483	0.1547
Tier 1 capital	0.1547	0.1483	0.1547
Total capital	0.1690	0.1623	0.1690
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700	0.0700
Tier 1 capital	0.0850	0.0850	0.0850
Total capital	0.1050	0.1050	0.1050